UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   --------

                       TEMPLETON DEVELOPING MARKETS TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)


       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 12/31/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

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                                                           DECEMBER 31, 2005
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        ANNUAL REPORT AND SHAREHOLDER LETTER                INTERNATIONAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
                  TEMPLETON
            DEVELOPING MARKETS TRUST                 Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Templeton Developing Markets Trust ........................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   13

Financial Highlights and Statement of Investments .........................   15

Financial Statements ......................................................   26

Notes to Financial Statements .............................................   30

Report of Independent Registered Public Accounting Firm ...................   39

Tax Designation ...........................................................   40

Board Members and Officers ................................................   47

Shareholder Information ...................................................   53

--------------------------------------------------------------------------------

ANNUAL REPORT

TEMPLETON DEVELOPING MARKETS TRUST

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of developing market countries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Templeton Developing Markets Trust covers the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

Templeton Developing Markets Trust - Class A posted a +28.20% cumulative total return for the 12 months ended December 31, 2005. The Fund underperformed its benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets
(EM) Index and the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned +34.54% and +35.19% during the same period.(1) Please note that index performance numbers are purely for reference and that we do not attempt to track any index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the year under review, most Asian economies recorded robust growth, particularly those of China and India, which attracted new investment. China had a record year with new equity issuance, while India experienced record foreign fund inflows in 2005. In Latin America, market sentiment was positive as the region's risk profile improved, economies' financial positions improved, and governments reduced interest rates in light of subdued inflation and sustained economic recovery.

(1) Source: Standard & Poor's Micropal. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.


                                                               Annual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Asia                                        59.2%
Europe                                      16.0%
Latin America                               13.3%
Middle East & Africa                         9.4%
North America                                0.4%
Short-Term Investments & Other Net Assets    1.7%

Eastern Europe experienced greater integration with Western Europe, implemented reforms, and had benign inflation and falling interest rates, which contributed to a favorable investment environment. Russia's market was one of the strongest emerging markets performers as the MSCI Russia Index returned +73.77% in 2005.(2) High commodity prices, especially for oil, provided a boost to the Russian economy. In Turkey, European Union accession talks, robust gross domestic product growth, implementation of key reforms, and International Monetary Fund support provided investors with reasons to remain confident.

In this environment, emerging markets had another strong year in 2005, as measured by the MSCI EM Index. Latin America and Eastern Europe led emerging markets performance, while emerging Asian markets, although experiencing double-digit returns, lagged the overall index. Rising U.S. interest rates seemed to lead investors to adopt a more cautious stance toward investing in Asia. However, in 2005's fourth quarter, Asian markets experienced higher returns relative to Latin American and Eastern European markets largely due to the U.S. Federal Reserve Board's signaling a possible halt to raising interest rates in the near future. High commodity prices and market stability allowed South Africa's stock prices to continue their upward trend during the year, while positive developments in Turkey led the country's equity market to end 2005 up significantly.

INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation of its long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look for investments, we focus on specific companies and perform in-depth research to construct an "action list" from which we make our investment decisions. In choosing investments, we strongly believe in onsite visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

(2) Source: Standard & Poor's Micropal. The MSCI Russia Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Russia.


4 | Annual Report

MANAGER'S DISCUSSION

In terms of performance relative to the MSCI EM Index, the Fund benefited from underweighted exposure to and stock selection in Taiwan and Malaysia. The Fund's exposure to South Korea, which was roughly in line with the index, also helped performance due to the Fund's overweighted positions in strong performing stocks such as Hyundai Development, Samsung Heavy Industries, and Daewoo Shipbuilding & Marine Engineering. On the other hand, the Fund's stock selection in and underweighted exposure to Mexico and Russia hindered results relative to the index. The Fund's U.K. holdings hurt relative performance; however, we believed those companies were well positioned in their respective areas to benefit from growing demand for financial and banking services in emerging markets.

At the sector level, stock selection in the capital goods sector benefited performance relative to the MSCI EM Index.(3) Our underweighted allocations in the insurance and technology hardware and equipment sectors also helped performance, as these sectors underperformed the overall index.(4) In contrast, the Fund's overweighted exposure to Taiwan Mobile hurt relative performance. In addition, our lack of holdings in America Movil and Orascom Telecom hindered the Fund's relative results. We did not own those two stocks due to expensive valuations and the availability of what we considered more attractively valued telecommunications stocks in other markets. Similarly, our stock selection and underweighted position in energy sector stocks and our stock selection in the food, beverage and tobacco sector hindered performance during the period.5

During the year under review, the Fund's exposure to Asia increased as we found stocks trading at what we considered attractive valuations. We made the largest purchases in Taiwan, Thailand and China H shares (Hong Kong-listed companies), while also adding significant investments in Malaysia and India. Key purchases included initiating positions in Maxis Communications, one of Malaysia's prominent integrated telecommunication services providers, and China Construction Bank, a major commercial bank in China. We also added to existing positions in PetroChina, a dominant participant in China's oil and gas sector; Mega Financial Holding, a leading financial holding company in Taiwan; and Siam Cement Public, one of Thailand's oldest and largest industrial

TOP 10 COUNTRIES
12/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
South Korea                                                                19.7%
--------------------------------------------------------------------------------
Taiwan                                                                     13.0%
--------------------------------------------------------------------------------
China                                                                      10.4%
--------------------------------------------------------------------------------
South Africa                                                                9.4%
--------------------------------------------------------------------------------
Brazil                                                                      9.3%
--------------------------------------------------------------------------------
Russia                                                                      4.0%
--------------------------------------------------------------------------------
Mexico                                                                      3.7%
--------------------------------------------------------------------------------
Thailand                                                                    3.6%
--------------------------------------------------------------------------------
Singapore                                                                   3.6%
--------------------------------------------------------------------------------
India                                                                       3.3%
--------------------------------------------------------------------------------

(3) The capital goods sector comprises aerospace and defense, building products, chemicals, construction and engineering, industrial conglomerates, and machinery in the SOI.

(4) The technology hardware and equipment sector comprises communications equipment, computers and peripherals, electronic equipment and instruments, and office electronics in the SOI.

(5) The energy sector comprises oil, gas and consumable fuels in the SOI; the food, beverage and tobacco sector comprises beverages, food products and tobacco in the SOI.


                                                               Annual Report | 5

TOP 10 EQUITY HOLDINGS
12/31/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                4.2%
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd.                                               2.6%
 WIRELESS TELECOMMUNICATION
 SERVICES, CHINA
--------------------------------------------------------------------------------
PetroChina Co. Ltd., H, common
& restricted                                                                2.4%
 OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR, pfd                                            2.2%
 OIL, GAS & CONSUMABLE FUELS, BRAZIL
--------------------------------------------------------------------------------
Remgro Ltd.                                                                 2.2%
 DIVERSIFIED FINANCIAL SERVICES,
 SOUTH AFRICA
--------------------------------------------------------------------------------
Anglo American PLC                                                          1.9%
 METALS & MINING, SOUTH AFRICA
--------------------------------------------------------------------------------
Banco Bradesco SA, ADR, pfd                                                 1.9%
 COMMERCIAL BANKS, BRAZIL
--------------------------------------------------------------------------------
Kimberly Clark de Mexico SA de CV, A                                        1.6%
 HOUSEHOLD PRODUCTS, MEXICO
--------------------------------------------------------------------------------
Old Mutual PLC                                                              1.5%
 INSURANCE, SOUTH AFRICA
--------------------------------------------------------------------------------
HSBC Holdings PLC                                                           1.5%
 COMMERCIAL BANKS, U.K
--------------------------------------------------------------------------------

groups. Conversely, we reduced exposure to Singapore and Hong Kong as we sold some shares when selective stocks reached our sale price targets.

In Latin America, we increased our allocations to Brazil and Mexico, while eliminating exposure to Argentina via the sale of Tenaris. Brazil and Mexico benefited from greater investor interest and fund inflows during 2005. Significant purchases included adding to Petroleo Brasileiro (Petrobras), Brazil's national oil and gas company with activities in the exploration, production, refining, transportation and distribution of oil and its byproducts; Companhia Vale do Rio Doce, a Brazilian producer of iron ore that is among the world's largest; and Telefonos de Mexico, Mexico's nationwide provider of fixed-line telephone services and the leading Internet and local and long-distance services provider. We also initiated exposure to Panama during the period.

The Fund's largest sales were in Europe as some stock valuations grew increasingly expensive due to the region's strong market performances. Significant sales included stocks from Austria, Belgium, Greece and Poland. As we searched for undervalued stocks in the region, in line with our strategy, we made selective purchases in Russia, Finland and the U.K. Key purchases included initiating positions in Mining and Metallurgical Co. Norilsk Nickel, one of the world's largest precious metals companies; Mobile Telesystems, one of Eastern Europe's and Russia's largest mobile telecommunication services providers; and Nokian Renkaat, a well-known Finnish tire manufacturer with significant exposure to Russia's market. We also added to our positions in HSBC Holdings, one of the world's largest banking and financial services organizations; and Provident Financial, a consumer finance company with exposure to Central and Eastern Europe, as well as Latin America. In addition, we increased the number of South African holdings during the period as the country continued to experience positive developments.


6 | Annual Report

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.


                        /s/ Mark Mobius

                        Mark Mobius
[PHOTO OMITTED]         President and Chief Executive Officer -
                        Investment Management
                        Templeton Developing Markets Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

PERFORMANCE SUMMARY AS OF 12/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: TEDMX)                                 CHANGE          12/31/05         12/31/04
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   +$4.89            $23.42           $18.53
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------------------------------
Dividend Income                           $0.2893
----------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: TDMBX)                                 CHANGE          12/31/05         12/31/04
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   +$4.79            $23.03           $18.24
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------------------------------
Dividend Income                           $0.1581
----------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: TDMTX)                                 CHANGE          12/31/05         12/31/04
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   +$4.78            $23.00           $18.22
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------------------------------
Dividend Income                           $0.1680
----------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: TDMRX)                                 CHANGE          12/31/05         12/31/04
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   +$4.81            $23.20           $18.39
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------------------------------
Dividend Income                           $0.2864
----------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: TDADX)                           CHANGE          12/31/05         12/31/04
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   +$4.89            $23.40           $18.51
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------------------------------
Dividend Income                           $0.3527
----------------------------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------
CLASS A                                         1-YEAR          5-YEAR            10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +28.20%        +135.98%          +119.86%
---------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +20.82%         +17.33%            +7.56%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                  $12,082         $22,234           $20,727
---------------------------------------------------------------------------------------------------
CLASS B                                          1-YEAR         5-YEAR       INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +27.35%        +128.59%          +132.24%
---------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +23.35%         +17.77%           +12.79%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                  $12,335         $22,659           $23,224
---------------------------------------------------------------------------------------------------
CLASS C                                          1-YEAR         5-YEAR            10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +27.31%        +128.65%          +105.50%
---------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +26.31%         +17.99%            +7.47%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                  $12,631         $22,865           $20,550
---------------------------------------------------------------------------------------------------
CLASS R                                          1-YEAR         3-YEAR      INCEPTION (1/1/02)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +28.03%        +145.10%          +147.46%
---------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +27.03%         +34.83%           +25.46%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                  $12,703         $24,510           $24,746
---------------------------------------------------------------------------------------------------
ADVISOR CLASS(4)                                 1-YEAR         5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      +28.63%        +140.74%          +126.30%
---------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                  +28.63%         +19.21%            +8.51%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                  $12,863         $24,074           $22,630
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS A                    12/31/05
-------------------------------------
1-Year                      +20.82%
-------------------------------------
5-Year                      +17.33%
-------------------------------------
10-Year                      +7.56%
-------------------------------------

CLASS A (1/1/96 - 12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     TEMPLETON             S&P 500/IFCI
                DEVELOPING MARKETS          INVESTABLE           MSCI EMERGING
    DATE          TRUST - CLASS A       COMPOSITE INDEX(5)      MARKETS INDEX(5)
--------------------------------------------------------------------------------
  1/1/1996              $9,428                  $10,000              $10,000
  1/31/1996            $10,348                  $10,852              $10,711
  2/29/1996            $10,300                  $10,600              $10,541
  3/31/1996            $10,344                  $10,753              $10,623
  4/30/1996            $10,686                  $11,187              $11,047
  5/31/1996            $10,860                  $11,089              $10,998
  6/30/1996            $10,926                  $11,219              $11,067
  7/31/1996            $10,431                  $10,483              $10,310
  8/31/1996            $10,642                  $10,807              $10,574
  9/30/1996            $10,868                  $10,967              $10,666
 10/31/1996            $10,904                  $10,731              $10,381
 11/30/1996            $11,282                  $10,889              $10,555
 12/31/1996            $11,550                  $10,937              $10,603
  1/31/1997            $12,427                  $11,710              $11,326
  2/28/1997            $12,790                  $12,282              $11,811
  3/31/1997            $12,526                  $11,980              $11,501
  4/30/1997            $12,654                  $11,777              $11,521
  5/31/1997            $13,310                  $12,177              $11,851
  6/30/1997            $13,875                  $12,703              $12,485
  7/31/1997            $14,463                  $12,826              $12,672
  8/31/1997            $13,197                  $11,189              $11,059
  9/30/1997            $13,928                  $11,552              $11,366
 10/31/1997            $11,298                   $9,653               $9,501
 11/30/1997            $10,552                   $9,195               $9,154
 12/31/1997            $10,462                   $9,325               $9,375
  1/31/1998             $9,540                   $8,711               $8,639
  2/28/1998            $10,535                   $9,601               $9,541
  3/31/1998            $11,023                   $9,977               $9,955
  4/30/1998            $11,064                  $10,002               $9,847
  5/31/1998             $9,563                   $8,755               $8,497
  6/30/1998             $8,626                   $7,860               $7,606
  7/31/1998             $8,683                   $8,173               $7,847
  8/31/1998             $6,547                   $5,876               $5,578
  9/30/1998             $6,857                   $6,160               $5,932
 10/31/1998             $7,868                   $6,867               $6,557
 11/30/1998             $8,732                   $7,384               $7,102
 12/31/1998             $8,504                   $7,273               $6,999
  1/31/1999             $8,025                   $7,097               $6,886
  2/28/1999             $8,075                   $7,223               $6,953
  3/31/1999             $9,247                   $8,066               $7,870
  4/30/1999            $10,973                   $9,165               $8,843
  5/31/1999            $10,733                   $9,002               $8,792
  6/30/1999            $11,600                   $9,982               $9,790
  7/31/1999            $11,072                   $9,840               $9,524
  8/31/1999            $10,585                   $9,946               $9,610
  9/30/1999            $10,188                   $9,669               $9,285
 10/31/1999            $10,494                   $9,834               $9,483
 11/30/1999            $11,245                  $10,718              $10,333
 12/31/1999            $12,888                  $12,154              $11,647
  1/31/2000            $12,294                  $12,152              $11,717
  2/29/2000            $11,840                  $12,143              $11,871
  3/31/2000            $11,965                  $12,317              $11,929
  4/30/2000            $10,963                  $11,043              $10,798
  5/31/2000            $10,126                  $10,749              $10,352
  6/30/2000            $10,872                  $11,056              $10,717
  7/31/2000            $10,441                  $10,523              $10,166
  8/31/2000            $10,631                  $10,565              $10,216
  9/30/2000             $9,571                   $9,620               $9,324
 10/31/2000             $8,767                   $8,839               $8,648
 11/30/2000             $8,303                   $8,061               $7,891
 12/31/2000             $8,783                   $8,294               $8,082
  1/31/2001             $9,804                   $9,359               $9,195
  2/28/2001             $9,074                   $8,638               $8,475
  3/31/2001             $8,225                   $7,893               $7,643
  4/30/2001             $8,599                   $8,361               $8,020
  5/31/2001             $8,915                   $8,614               $8,116
  6/30/2001             $8,873                   $8,458               $7,949
  7/31/2001             $8,324                   $7,880               $7,447
  8/31/2001             $8,341                   $7,773               $7,374
  9/30/2001             $7,268                   $6,568               $6,232
 10/31/2001             $7,484                   $6,975               $6,619
 11/30/2001             $7,942                   $7,793               $7,310
 12/31/2001             $8,277                   $8,441               $7,890
  1/31/2002             $8,721                   $8,742               $8,158
  2/28/2002             $8,738                   $8,911               $8,292
  3/31/2002             $9,224                   $9,532               $8,790
  4/30/2002             $9,519                   $9,620               $8,848
  5/31/2002             $9,477                   $9,455               $8,707
  6/30/2002             $8,887                   $8,780               $8,053
  7/31/2002             $8,399                   $8,224               $7,441
  8/31/2002             $8,374                   $8,330               $7,556
  9/30/2002             $7,743                   $7,405               $6,740
 10/31/2002             $7,945                   $7,881               $7,178
 11/30/2002             $8,576                   $8,427               $7,672
 12/31/2002             $8,416                   $8,109               $7,417
  1/31/2003             $8,282                   $8,116               $7,385
  2/28/2003             $8,273                   $7,875               $7,185
  3/31/2003             $7,980                   $7,586               $6,982
  4/30/2003             $8,806                   $8,361               $7,603
  5/31/2003             $9,334                   $8,942               $8,149
  6/30/2003             $9,640                   $9,496               $8,614
  7/31/2003            $10,041                  $10,006               $9,153
  8/31/2003            $10,509                  $10,728               $9,767
  9/30/2003            $10,816                  $10,845               $9,839
 10/31/2003            $11,676                  $11,726              $10,676
 11/30/2003            $11,906                  $11,877              $10,807
 12/31/2003            $12,889                  $12,743              $11,591
  1/31/2004            $13,258                  $13,178              $12,003
  2/29/2004            $13,740                  $13,814              $12,556
  3/31/2004            $13,727                  $14,071              $12,718
  4/30/2004            $12,964                  $13,007              $11,678
  5/31/2004            $12,790                  $12,830              $11,448
  6/30/2004            $13,033                  $12,831              $11,500
  7/31/2004            $12,860                  $12,567              $11,297
  8/31/2004            $13,285                  $13,129              $11,770
  9/30/2004            $13,978                  $13,887              $12,449
 10/31/2004            $14,342                  $14,288              $12,748
 11/30/2004            $15,444                  $15,530              $13,928
 12/31/2004            $16,169                  $16,326              $14,599
  1/31/2005            $16,090                  $16,365              $14,645
  2/28/2005            $17,400                  $17,739              $15,931
  3/31/2005            $16,584                  $16,632              $14,882
  4/30/2005            $16,048                  $16,259              $14,485
  5/31/2005            $16,672                  $16,868              $14,995
  6/30/2005            $17,200                  $17,437              $15,513
  7/31/2005            $18,133                  $18,644              $16,610
  8/31/2005            $18,071                  $18,636              $16,760
  9/30/2005            $19,523                  $20,556              $18,322
 10/31/2005            $18,414                  $19,217              $17,125
 11/30/2005            $19,822                  $20,776              $18,543
 12/31/2005            $20,727                  $22,071              $19,642

Total Returns           107.27%                  120.71%               96.42%

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
Class B                    12/31/05
-------------------------------------
1-Year                      +23.35%
-------------------------------------
5-Year                      +17.77%
-------------------------------------
Since Inception  (1/1/99)   +12.79%
-------------------------------------

CLASS B (1/1/99 - 12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      TEMPLETON            S&P 500/IFCI
                  DEVELOPING MARKETS        INVESTABLE          MSCI EMERGING
  DATE             TRUST - CLASS B      COMPOSITE INDEX(5)     MARKETS INDEX(5)
--------------------------------------------------------------------------------
1/1/1999                $10,000               $10,000               $10,000
1/31/1999                $9,417                $9,758                $9,839
2/28/1999                $9,476                $9,931                $9,934
3/31/1999               $10,835               $11,090               $11,244
4/30/1999               $12,854               $12,602               $12,635
5/31/1999               $12,563               $12,377               $12,561
6/30/1999               $13,573               $13,725               $13,987
7/31/1999               $12,942               $13,529               $13,607
8/31/1999               $12,369               $13,675               $13,731
9/30/1999               $11,893               $13,295               $13,266
10/31/1999              $12,233               $13,521               $13,548
11/30/1999              $13,107               $14,736               $14,763
12/31/1999              $15,019               $16,711               $16,641
1/31/2000               $14,311               $16,708               $16,740
2/29/2000               $13,777               $16,695               $16,961
3/31/2000               $13,916               $16,935               $17,044
4/30/2000               $12,739               $15,183               $15,428
5/31/2000               $11,756               $14,779               $14,790
6/30/2000               $12,622               $15,201               $15,311
7/31/2000               $12,116               $14,469               $14,524
8/31/2000               $12,330               $14,527               $14,595
9/30/2000               $11,094               $13,227               $13,321
10/31/2000              $10,160               $12,153               $12,355
11/30/2000               $9,615               $11,083               $11,275
12/31/2000              $10,160               $11,404               $11,547
1/31/2001               $11,347               $12,868               $13,137
2/28/2001               $10,481               $11,877               $12,108
3/31/2001                $9,498               $10,853               $10,919
4/30/2001                $9,926               $11,496               $11,459
5/31/2001               $10,286               $11,844               $11,595
6/30/2001               $10,228               $11,630               $11,357
7/31/2001                $9,595               $10,835               $10,640
8/31/2001                $9,605               $10,688               $10,535
9/30/2001                $8,369                $9,031                $8,904
10/31/2001               $8,613                $9,591                $9,457
11/30/2001               $9,138               $10,714               $10,444
12/31/2001               $9,518               $11,606               $11,273
1/31/2002               $10,015               $12,020               $11,655
2/28/2002               $10,034               $12,251               $11,847
3/31/2002               $10,589               $13,106               $12,559
4/30/2002               $10,922               $13,227               $12,641
5/31/2002               $10,863               $13,000               $12,439
6/30/2002               $10,188               $12,072               $11,506
7/31/2002                $9,620               $11,307               $10,631
8/31/2002                $9,591               $11,454               $10,795
9/30/2002                $8,857               $10,181                $9,630
10/31/2002               $9,082               $10,835               $10,255
11/30/2002               $9,806               $11,587               $10,961
12/31/2002               $9,611               $11,149               $10,597
1/31/2003                $9,464               $11,159               $10,551
2/28/2003                $9,444               $10,828               $10,266
3/31/2003                $9,095               $10,431                $9,975
4/30/2003               $10,030               $11,495               $10,863
5/31/2003               $10,631               $12,295               $11,643
6/30/2003               $10,975               $13,056               $12,307
7/31/2003               $11,418               $13,758               $13,077
8/31/2003               $11,950               $14,751               $13,955
9/30/2003               $12,294               $14,912               $14,057
10/31/2003              $13,269               $16,123               $15,254
11/30/2003              $13,515               $16,330               $15,441
12/31/2003              $14,624               $17,521               $16,560
1/31/2004               $15,040               $18,119               $17,149
2/29/2004               $15,575               $18,993               $17,940
3/31/2004               $15,559               $19,347               $18,170
4/30/2004               $14,680               $17,884               $16,685
5/31/2004               $14,480               $17,641               $16,356
6/30/2004               $14,750               $17,642               $16,431
7/31/2004               $14,540               $17,279               $16,140
8/31/2004               $15,010               $18,051               $16,816
9/30/2004               $15,789               $19,093               $17,787
10/31/2004              $16,188               $19,645               $18,213
11/30/2004              $17,426               $21,352               $19,900
12/31/2004              $18,236               $22,447               $20,858
1/31/2005               $18,136               $22,501               $20,924
2/28/2005               $19,607               $24,390               $22,761
3/31/2005               $18,672               $22,867               $21,262
4/30/2005               $18,057               $22,354               $20,695
5/31/2005               $18,753               $23,192               $21,424
6/30/2005               $19,338               $23,974               $22,163
7/31/2005               $20,376               $25,634               $23,732
8/31/2005               $20,295               $25,623               $23,945
9/30/2005               $21,919               $28,263               $26,178
10/31/2005              $20,658               $26,422               $24,468
11/30/2005              $22,231               $28,566               $26,494
12/31/2005              $23,224               $30,346               $28,063

Total Returns            132.24%               203.46%               180.63%


10 | Annual Report

CLASS C (1/1/96 - 12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       TEMPLETON            S&P 500/IFCI
                  DEVELOPING MARKETS          INVESTABLE        MSCI EMERGING
   DATE             TRUST - CLASS C       COMPOSITE INDEX(5)   MARKETS INDEX(5)
--------------------------------------------------------------------------------
  1/1/1996              $10,000                $10,000             $10,000
  1/31/1996             $10,965                $10,852             $10,711
  2/29/1996             $10,907                $10,600             $10,541
  3/31/1996             $10,945                $10,753             $10,623
  4/30/1996             $11,302                $11,187             $11,047
  5/31/1996             $11,480                $11,089             $10,998
  6/30/1996             $11,542                $11,219             $11,067
  7/31/1996             $11,007                $10,483             $10,310
  8/31/1996             $11,232                $10,807             $10,574
  9/30/1996             $11,457                $10,967             $10,666
 10/31/1996             $11,496                $10,731             $10,381
 11/30/1996             $11,883                $10,889             $10,555
 12/31/1996             $12,158                $10,937             $10,603
  1/31/1997             $13,074                $11,710             $11,326
  2/28/1997             $13,443                $12,282             $11,811
  3/31/1997             $13,163                $11,980             $11,501
  4/30/1997             $13,283                $11,777             $11,521
  5/31/1997             $13,964                $12,177             $11,851
  6/30/1997             $14,548                $12,703             $12,485
  7/31/1997             $15,164                $12,826             $12,672
  8/31/1997             $13,819                $11,189             $11,059
  9/30/1997             $14,580                $11,552             $11,366
 10/31/1997             $11,819                 $9,653              $9,501
 11/30/1997             $11,035                 $9,195              $9,154
 12/31/1997             $10,930                 $9,325              $9,375
  1/31/1998              $9,966                 $8,711              $8,639
  2/28/1998             $10,998                 $9,601              $9,541
  3/31/1998             $11,496                 $9,977              $9,955
  4/30/1998             $11,531                $10,002              $9,847
  5/31/1998              $9,973                 $8,755              $8,497
  6/30/1998              $8,992                 $7,860              $7,606
  7/31/1998              $9,035                 $8,173              $7,847
  8/31/1998              $6,807                 $5,876              $5,578
  9/30/1998              $7,134                 $6,160              $5,932
 10/31/1998              $8,183                 $6,867              $6,557
 11/30/1998              $9,070                 $7,384              $7,102
 12/31/1998              $8,832                 $7,273              $6,999
  1/31/1999              $8,330                 $7,097              $6,886
  2/28/1999              $8,373                 $7,223              $6,953
  3/31/1999              $9,584                 $8,066              $7,870
  4/30/1999             $11,375                 $9,165              $8,843
  5/31/1999             $11,107                 $9,002              $8,792
  6/30/1999             $12,007                 $9,982              $9,790
  7/31/1999             $11,444                 $9,840              $9,524
  8/31/1999             $10,934                 $9,946              $9,610
  9/30/1999             $10,519                 $9,669              $9,285
 10/31/1999             $10,830                 $9,834              $9,483
 11/30/1999             $11,600                $10,718             $10,333
 12/31/1999             $13,287                $12,154             $11,647
  1/31/2000             $12,664                $12,152             $11,717
  2/29/2000             $12,188                $12,143             $11,871
  3/31/2000             $12,318                $12,317             $11,929
  4/30/2000             $11,271                $11,043             $10,798
  5/31/2000             $10,406                $10,749             $10,352
  6/30/2000             $11,167                $11,056             $10,717
  7/31/2000             $10,718                $10,523             $10,166
  8/31/2000             $10,917                $10,565             $10,216
  9/30/2000              $9,818                 $9,620              $9,324
 10/31/2000              $8,988                 $8,839              $8,648
 11/30/2000              $8,512                 $8,061              $7,891
 12/31/2000              $8,988                 $8,294              $8,082
  1/31/2001             $10,034                 $9,359              $9,195
  2/28/2001              $9,282                 $8,638              $8,475
  3/31/2001              $8,408                 $7,893              $7,643
  4/30/2001              $8,789                 $8,361              $8,020
  5/31/2001              $9,100                 $8,614              $8,116
  6/30/2001              $9,057                 $8,458              $7,949
  7/31/2001              $8,486                 $7,880              $7,447
  8/31/2001              $8,503                 $7,773              $7,374
  9/30/2001              $7,405                 $6,568              $6,232
 10/31/2001              $7,621                 $6,975              $6,619
 11/30/2001              $8,088                 $7,793              $7,310
 12/31/2001              $8,418                 $8,441              $7,890
  1/31/2002              $8,868                 $8,742              $8,158
  2/28/2002              $8,876                 $8,911              $8,292
  3/31/2002              $9,370                 $9,532              $8,790
  4/30/2002              $9,665                 $9,620              $8,848
  5/31/2002              $9,622                 $9,455              $8,707
  6/30/2002              $9,013                 $8,780              $8,053
  7/31/2002              $8,518                 $8,224              $7,441
  8/31/2002              $8,483                 $8,330              $7,556
  9/30/2002              $7,840                 $7,405              $6,740
 10/31/2002              $8,040                 $7,881              $7,178
 11/30/2002              $8,683                 $8,427              $7,672
 12/31/2002              $8,500                 $8,109              $7,417
  1/31/2003              $8,370                 $8,116              $7,385
  2/28/2003              $8,353                 $7,875              $7,185
  3/31/2003              $8,050                 $7,586              $6,982
  4/30/2003              $8,880                 $8,361              $7,603
  5/31/2003              $9,412                 $8,942              $8,149
  6/30/2003              $9,718                 $9,496              $8,614
  7/31/2003             $10,111                $10,006              $9,153
  8/31/2003             $10,574                $10,728              $9,767
  9/30/2003             $10,879                $10,845              $9,839
 10/31/2003             $11,735                $11,726             $10,676
 11/30/2003             $11,962                $11,877             $10,807
 12/31/2003             $12,942                $12,743             $11,591
  1/31/2004             $13,311                $13,178             $12,003
  2/29/2004             $13,785                $13,814             $12,556
  3/31/2004             $13,762                $14,071             $12,718
  4/30/2004             $12,992                $13,007             $11,678
  5/31/2004             $12,815                $12,830             $11,448
  6/30/2004             $13,054                $12,831             $11,500
  7/31/2004             $12,868                $12,567             $11,297
  8/31/2004             $13,284                $13,129             $11,770
  9/30/2004             $13,974                $13,887             $12,449
 10/31/2004             $14,328                $14,288             $12,748
 11/30/2004             $15,417                $15,530             $13,928
 12/31/2004             $16,141                $16,326             $14,599
  1/31/2005             $16,044                $16,365             $14,645
  2/28/2005             $17,346                $17,739             $15,931
  3/31/2005             $16,527                $16,632             $14,882
  4/30/2005             $15,983                $16,259             $14,485
  5/31/2005             $16,590                $16,868             $14,995
  6/30/2005             $17,108                $17,437             $15,513
  7/31/2005             $18,028                $18,644             $16,610
  8/31/2005             $17,956                $18,636             $16,760
  9/30/2005             $19,394                $20,556             $18,322
 10/31/2005             $18,278                $19,217             $17,125
 11/30/2005             $19,670                $20,776             $18,543
 12/31/2005             $20,550                $22,071             $19,642

Total Returns            105.50%                120.71%              96.42%


AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS C                    12/31/05
--------------------------------------
1-Year                      +26.31%
--------------------------------------
5-Year                      +17.99%
--------------------------------------
10-Year                      +7.47%
--------------------------------------

CLASS R (1/1/02 - 12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    TEMPLETON           S&P 500/IFCI
                DEVELOPING MARKETS       INVESTABLE           MSCI EMERGING
   DATE          TRUST - CLASS R      COMPOSITE INDEX(5)     MARKETS INDEX(5)
--------------------------------------------------------------------------------
  1/1/2002           $10,000               $10,000               $10,000
  1/31/2002          $10,483               $10,357               $10,339
  2/28/2002          $10,504               $10,557               $10,509
  3/31/2002          $11,098               $11,293               $11,141
  4/30/2002          $11,442               $11,397               $11,213
  5/31/2002          $11,391               $11,201               $11,034
  6/30/2002          $10,683               $10,402               $10,207
  7/31/2002          $10,096                $9,743                $9,430
  8/31/2002          $10,066                $9,869                $9,576
  9/30/2002           $9,307                $8,773                $8,543
 10/31/2002           $9,540                $9,336                $9,097
 11/30/2002          $10,309                $9,984                $9,723
 12/31/2002          $10,096                $9,606                $9,400
  1/31/2003           $9,945                $9,615                $9,359
  2/28/2003           $9,935                $9,330                $9,106
  3/31/2003           $9,563                $8,988                $8,848
  4/30/2003          $10,548                $9,905                $9,636
  5/31/2003          $11,184               $10,594               $10,328
  6/30/2003          $11,554               $11,250               $10,917
  7/31/2003          $12,025               $11,855               $11,600
  8/31/2003          $12,589               $12,710               $12,379
  9/30/2003          $12,949               $12,849               $12,470
 10/31/2003          $13,975               $13,892               $13,531
 11/30/2003          $14,252               $14,071               $13,697
 12/31/2003          $15,429               $15,097               $14,690
  1/31/2004          $15,875               $15,613               $15,212
  2/29/2004          $16,445               $16,365               $15,914
  3/31/2004          $16,428               $16,670               $16,118
  4/30/2004          $15,509               $15,410               $14,800
  5/31/2004          $15,310               $15,200               $14,509
  6/30/2004          $15,592               $15,201               $14,575
  7/31/2004          $15,383               $14,888               $14,317
  8/31/2004          $15,885               $15,554               $14,917
  9/30/2004          $16,720               $16,452               $15,778
 10/31/2004          $17,149               $16,928               $16,156
 11/30/2004          $18,466               $18,398               $17,653
 12/31/2004          $19,329               $19,341               $18,502
  1/31/2005          $19,234               $19,388               $18,561
  2/28/2005          $20,802               $21,016               $20,191
  3/31/2005          $19,819               $19,704               $18,861
  4/30/2005          $19,172               $19,262               $18,358
  5/31/2005          $19,914               $19,984               $19,004
  6/30/2005          $20,551               $20,658               $19,660
  7/31/2005          $21,664               $22,087               $21,051
  8/31/2005          $21,579               $22,078               $21,241
  9/30/2005          $23,318               $24,353               $23,222
 10/31/2005          $21,993               $22,766               $21,704
 11/30/2005          $23,668               $24,614               $23,501
 12/31/2005          $24,746               $26,148               $24,894

Total Returns         147.46%               161.48%               148.94%

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS R                    12/31/05
--------------------------------------
1-Year                      +27.03%
--------------------------------------
3-Year                      +34.83%
--------------------------------------
Since Inception (1/1/02)    +25.46%
--------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
ADVISOR CLASS(4)           12/31/05
------------------------------------
1-Year                      +28.63%
------------------------------------
5-Year                      +19.21%
------------------------------------
10-Year                      +8.51%
------------------------------------

ADVISOR CLASS (1/1/96 - 12/31/05)(4)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       TEMPLETON               S&P 500/IFCI
                   DEVELOPING MARKETS           INVESTABLE       MSCI EMERGING
     DATE        TRUST - CLASS ADVISOR      COMPOSITE INDEX(5)  MARKETS INDEX(5)
--------------------------------------------------------------------------------
   1/1/1996             $10,000                    $10,000          $10,000
  1/31/1996             $10,976                    $10,852          $10,711
  2/29/1996             $10,926                    $10,600          $10,541
  3/31/1996             $10,972                    $10,753          $10,623
  4/30/1996             $11,335                    $11,187          $11,047
  5/31/1996             $11,520                    $11,089          $10,998
  6/30/1996             $11,589                    $11,219          $11,067
  7/31/1996             $11,065                    $10,483          $10,310
  8/31/1996             $11,288                    $10,807          $10,574
  9/30/1996             $11,528                    $10,967          $10,666
  10/31/1996            $11,566                    $10,731          $10,381
  11/30/1996            $11,967                    $10,889          $10,555
  12/31/1996            $12,251                    $10,937          $10,603
  1/31/1997             $13,156                    $11,710          $11,326
  2/28/1997             $13,541                    $12,282          $11,811
  3/31/1997             $13,269                    $11,980          $11,501
  4/30/1997             $13,405                    $11,777          $11,521
  5/31/1997             $14,099                    $12,177          $11,851
  6/30/1997             $14,705                    $12,703          $12,485
  7/31/1997             $15,328                    $12,826          $12,672
  8/31/1997             $13,987                    $11,189          $11,059
  9/30/1997             $14,769                    $11,552          $11,366
  10/31/1997            $11,985                     $9,653           $9,501
  11/30/1997            $11,194                     $9,195           $9,154
  12/31/1997            $11,104                     $9,325           $9,375
  1/31/1998             $10,125                     $8,711           $8,639
  2/28/1998             $11,181                     $9,601           $9,541
  3/31/1998             $11,708                     $9,977           $9,955
  4/30/1998             $11,743                    $10,002           $9,847
  5/31/1998             $10,158                     $8,755           $8,497
  6/30/1998              $9,162                     $7,860           $7,606
  7/31/1998              $9,223                     $8,173           $7,847
  8/31/1998              $6,954                     $5,876           $5,578
  9/30/1998              $7,292                     $6,160           $5,932
  10/31/1998             $8,375                     $6,867           $6,557
  11/30/1998             $9,292                     $7,384           $7,102
  12/31/1998             $9,053                     $7,273           $6,999
  1/31/1999              $8,542                     $7,097           $6,886
  2/28/1999              $8,595                     $7,223           $6,953
  3/31/1999              $9,846                     $8,066           $7,870
  4/30/1999             $11,687                     $9,165           $8,843
  5/31/1999             $11,440                     $9,002           $8,792
  6/30/1999             $12,365                     $9,982           $9,790
  7/31/1999             $11,801                     $9,840           $9,524
  8/31/1999             $11,282                     $9,946           $9,610
  9/30/1999             $10,868                     $9,669           $9,285
  10/31/1999            $11,185                     $9,834           $9,483
  11/30/1999            $11,995                    $10,718          $10,333
  12/31/1999            $13,756                    $12,154          $11,647
  1/31/2000             $13,122                    $12,152          $11,717
  2/29/2000             $12,638                    $12,143          $11,871
  3/31/2000             $12,778                    $12,317          $11,929
  4/30/2000             $11,705                    $11,043          $10,798
  5/31/2000             $10,820                    $10,749          $10,352
  6/30/2000             $11,617                    $11,056          $10,717
  7/31/2000             $11,165                    $10,523          $10,166
  8/31/2000             $11,378                    $10,565          $10,216
  9/30/2000             $10,235                     $9,620           $9,324
  10/31/2000             $9,384                     $8,839           $8,648
  11/30/2000             $8,888                     $8,061           $7,891
  12/31/2000             $9,401                     $8,294           $8,082
  1/31/2001             $10,506                     $9,359           $9,195
  2/28/2001              $9,712                     $8,638           $8,475
  3/31/2001              $8,809                     $7,893           $7,643
  4/30/2001              $9,220                     $8,361           $8,020
  5/31/2001              $9,559                     $8,614           $8,116
  6/30/2001              $9,514                     $8,458           $7,949
  7/31/2001              $8,925                     $7,880           $7,447
  8/31/2001              $8,943                     $7,773           $7,374
  9/30/2001              $7,800                     $6,568           $6,232
  10/31/2001             $8,031                     $6,975           $6,619
  11/30/2001             $8,532                     $7,793           $7,310
  12/31/2001             $8,890                     $8,441           $7,890
  1/31/2002              $9,369                     $8,742           $8,158
  2/28/2002              $9,387                     $8,911           $8,292
  3/31/2002              $9,920                     $9,532           $8,790
  4/30/2002             $10,238                     $9,620           $8,848
  5/31/2002             $10,192                     $9,455           $8,707
  6/30/2002              $9,566                     $8,780           $8,053
  7/31/2002              $9,039                     $8,224           $7,441
  8/31/2002              $9,021                     $8,330           $7,556
  9/30/2002              $8,341                     $7,405           $6,740
  10/31/2002             $8,567                     $7,881           $7,178
  11/30/2002             $9,266                     $8,427           $7,672
  12/31/2002             $9,085                     $8,109           $7,417
  1/31/2003              $8,949                     $8,116           $7,385
  2/28/2003              $8,940                     $7,875           $7,185
  3/31/2003              $8,621                     $7,586           $6,982
  4/30/2003              $9,516                     $8,361           $7,603
  5/31/2003             $10,097                     $8,942           $8,149
  6/30/2003             $10,438                     $9,496           $8,614
  7/31/2003             $10,862                    $10,006           $9,153
  8/31/2003             $11,379                    $10,728           $9,767
  9/30/2003             $11,710                    $10,845           $9,839
  10/31/2003            $12,651                    $11,726          $10,676
  11/30/2003            $12,900                    $11,877          $10,807
  12/31/2003            $13,965                    $12,743          $11,591
  1/31/2004             $14,376                    $13,178          $12,003
  2/29/2004             $14,899                    $13,814          $12,556
  3/31/2004             $14,894                    $14,071          $12,718
  4/30/2004             $14,066                    $13,007          $11,678
  5/31/2004             $13,887                    $12,830          $11,448
  6/30/2004             $14,150                    $12,831          $11,500
  7/31/2004             $13,972                    $12,567          $11,297
  8/31/2004             $14,433                    $13,129          $11,770
  9/30/2004             $15,195                    $13,887          $12,449
  10/31/2004            $15,591                    $14,288          $12,748
  11/30/2004            $16,795                    $15,530          $13,928
  12/31/2004            $17,593                    $16,326          $14,599
  1/31/2005             $17,507                    $16,365          $14,645
  2/28/2005             $18,943                    $17,739          $15,931
  3/31/2005             $18,055                    $16,632          $14,882
  4/30/2005             $17,480                    $16,259          $14,485
  5/31/2005             $18,161                    $16,868          $14,995
  6/30/2005             $18,745                    $17,437          $15,513
  7/31/2005             $19,770                    $18,644          $16,610
  8/31/2005             $19,704                    $18,636          $16,760
  9/30/2005             $21,294                    $20,556          $18,322
  10/31/2005            $20,087                    $19,217          $17,125
  11/30/2005            $21,639                    $20,776          $18,543
  12/31/2005            $22,630                    $22,071          $19,642

Total Returns            126.30%                    120.71%           96.42%

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +84.72% and +7.06%.

(5) Source: Standard & Poor's Micropal. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


12 | Annual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT       ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                       VALUE 7/1/05          VALUE 12/31/05      PERIOD* 7/1/05-12/31/05
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,205.10                  $10.84
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,015.38                  $ 9.91
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,201.00                  $14.54
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,012.00                  $13.29
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,201.20                  $14.54
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,012.00                  $13.29
-----------------------------------------------------------------------------------------------------------------
CLASS R
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,204.20                  $11.78
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,014.52                  $10.76
-----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,207.30                  $ 9.01
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,017.04                  $ 8.24
-----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.95%; B: 2.62%; C: 2.62%; R: 2.12%; and Advisor: 1.62%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

FINANCIAL HIGHLIGHTS

                                                  --------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
CLASS A                                                 2005             2004             2003             2002             2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........     $    18.53       $    14.95       $    10.00       $     9.88       $    10.59
                                                  --------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a) ..................             0.28             0.18             0.22             0.10             0.11

  Net realized and unrealized gains (losses)              4.90             3.66             4.98             0.07            (0.72)
                                                  --------------------------------------------------------------------------------
Total from investment operations ............           5.18             3.84             5.20             0.17            (0.61)
                                                  --------------------------------------------------------------------------------
Less distributions from net investment income          (0.29)           (0.26)           (0.25)           (0.05)           (0.10)
                                                  --------------------------------------------------------------------------------
Redemption fees .............................             --(c)            --(c)            --(c)            --               --
                                                  --------------------------------------------------------------------------------
Net asset value, end of year ................     $    23.42       $    18.53       $    14.95       $    10.00       $     9.88
                                                  ================================================================================

Total return(b) .............................          28.20%           25.45%           53.14%            1.68%           (5.76)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............     $3,395,151       $2,305,376       $1,873,277       $1,168,340       $1,221,011

Ratios to average net assets:

  Expenses ..................................             1.97%            2.03%            2.17%            2.24%            2.21%

  Net investment income .....................             1.36%            1.12%            1.85%            0.96%            1.07%

Portfolio turnover rate .....................          34.76%           58.74%           48.60%           49.05%           61.45%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 15

TEMPLETON DEVELOPING MARKETS TRUST

                                                                 -----------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
CLASS B                                                             2005          2004          2003          2002          2001
                                                                 -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................         $ 18.24       $ 14.74       $  9.82       $  9.77       $ 10.44
                                                                 -----------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ..............................            0.15          0.06          0.13          0.03          0.04

 Net realized and unrealized gains (losses) ............            4.80          3.61          4.93          0.07         (0.70)
                                                                 -----------------------------------------------------------------
Total from investment operations .......................            4.95          3.67          5.06          0.10         (0.66)
                                                                 -----------------------------------------------------------------
Less distributions from net investment income ..........           (0.16)        (0.17)        (0.14)        (0.05)        (0.01)
                                                                 -----------------------------------------------------------------
Redemption fees ........................................              --(c)         --(c)         --(c)         --            --
                                                                 -----------------------------------------------------------------
Net asset value, end of year ...........................         $ 23.03       $ 18.24       $ 14.74       $  9.82       $  9.77
                                                                 =================================================================

Total return(b) ........................................           27.35%        24.70%        52.17%         0.98%        (6.32)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................         $46,965       $36,992       $26,062       $12,377       $11,027

Ratios to average net assets:

 Expenses ..............................................            2.62%         2.68%         2.82%         2.88%         2.86%

 Net investment income (loss) ..........................            0.71%         0.47%         1.20%         0.32%         0.42%

Portfolio turnover rate ................................           34.76%        58.74%        48.60%        49.05%        61.45%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


16 | See notes to financial statements. | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

                                                           -----------------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
CLASS C                                                        2005           2004           2003           2002           2001
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $  18.22       $  14.72       $   9.79       $   9.73       $  10.39
                                                           -----------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ............................         0.14           0.05           0.14           0.03           0.04

 Net realized and unrealized gains (losses) ..........         4.81           3.60           4.90           0.08          (0.70)
                                                           -----------------------------------------------------------------------
Total from investment operations .....................         4.95           3.65           5.04           0.11          (0.66)
                                                           -----------------------------------------------------------------------
Less distributions from net investment income ........        (0.17)         (0.15)         (0.11)         (0.05)            --(d)
                                                           -----------------------------------------------------------------------
Redemption fees ......................................           --(c)          --(c)          --(c)          --             --
                                                           -----------------------------------------------------------------------
Net asset value, end of year .........................     $  23.00       $  18.22       $  14.72       $   9.79       $   9.73
                                                           =======================================================================

Total return(b) ......................................        27.31%         24.72%         52.25%          0.98%         (6.34)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $364,355       $258,365       $208,581       $127,808       $139,099

Ratios to average net assets:

 Expenses ............................................         2.63%          2.69%          2.82%          2.89%          2.86%

 Net investment income (loss) ........................         0.70%          0.46%          1.20%          0.31%          0.43%

Portfolio turnover rate ..............................        34.76%         58.74%         48.60%         49.05%         61.45%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d)   Actual distribution from net investment income was $.001.


                         Annual Report | See notes to financial statements. | 17

TEMPLETON DEVELOPING MARKETS TRUST

                                                            ----------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
CLASS R                                                        2005          2004          2003          2002(d)
                                                            ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................    $ 18.39        $14.85        $ 9.98        $ 9.93
                                                            ----------------------------------------------------
Income from investment operations:

 Net investment income(a) ..............................       0.20          0.16          0.17          0.03

 Net realized and unrealized gains .....................       4.90          3.64          4.98          0.07
                                                            ----------------------------------------------------
Total from investment operations .......................       5.10          3.80          5.15          0.10
                                                            ----------------------------------------------------
Less distributions from net investment income ..........      (0.29)        (0.26)        (0.28)        (0.05)
                                                            ----------------------------------------------------
Redemption fees ........................................         --(c)         --(c)         --(c)         --
                                                            ----------------------------------------------------
Net asset value, end of year ...........................    $ 23.20        $18.39        $14.85        $ 9.98
                                                            ====================================================

Total return(b) ........................................      28.03%        25.28%        52.82%         0.96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................    $16,183        $5,220        $1,688        $  381

Ratios to average net assets:

 Expenses ..............................................       2.13%         2.18%         2.32%         2.39%(e)

 Net investment income .................................       1.20%         0.97%         1.70%         0.81%(e)

Portfolio turnover rate ................................      34.76%        58.74%        48.60%        49.05%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 2, 2002 (effective date) to December 31, 2002.

(e)   Annualized.


18 | See notes to financial statements. | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                                    2005           2004           2003           2002          2001
                                                             --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................      $  18.51       $  14.93       $  10.01       $   9.84       $ 10.55
                                                             --------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ............................          0.32           0.24           0.26           0.12          0.14

 Net realized and unrealized gains (losses) ..........          4.92           3.65           4.99           0.10         (0.71)
                                                             --------------------------------------------------------------------
Total from investment operations .....................          5.24           3.89           5.25           0.22         (0.57)
                                                             --------------------------------------------------------------------
Less distributions from net investment income ........         (0.35)         (0.31)         (0.33)         (0.05)        (0.14)
                                                             --------------------------------------------------------------------
Redemption fees ......................................            --(b)          --(b)          --(b)          --            --
                                                             --------------------------------------------------------------------
Net asset value, end of year .........................      $  23.40       $  18.51       $  14.93       $  10.01       $  9.84
                                                            =====================================================================

Total return .........................................         28.63%         25.98%         53.72%          2.20%        (5.43)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................      $343,823       $199,101       $203,660       $130,459       $81,320

Ratios to average net assets:

 Expenses ............................................          1.63%          1.68%          1.82%          1.89%         1.87%

 Net investment income ...............................          1.70%          1.47%          2.20%          1.31%         1.40%

Portfolio turnover rate ..............................         34.76%         58.74%         48.60%         49.05%        61.45%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 19

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 91.5%
       AUSTRIA 0.5%
       Wienerberger AG .............................                Building Products                      466,021     $  18,647,425
                                                                                                                       -------------
       BRAZIL 2.6%
       Centrais Eletricas Brasileiras
         SA (Non Taxable) ..........................                Electric Utilities               1,251,948,148        20,345,560
       Centrais Eletricas Brasileiras
         SA (Taxable) ..............................                Electric Utilities                 538,847,500         8,756,875
       Companhia de Bebidas das Americas
         (AmBev) ...................................                    Beverages                       43,162,000        13,880,949
       Embraer-Empresa Bras de Aeronautica SA ......               Aerospace & Defense                   4,321,411        33,265,791
       Souza Cruz SA (Non Taxable) .................                     Tobacco                         2,734,534        33,914,162
       Souza Cruz SA (Taxable) .....................                     Tobacco                            17,600           218,278
                                                                                                                       -------------
                                                                                                                         110,381,615
                                                                                                                       -------------
       CHINA 10.4%
       Aluminum Corp. of China Ltd., H .............                 Metals & Mining                    50,672,000        38,557,944
       Anhui Conch Cement Co. Ltd., H ..............              Construction Materials                13,076,000        16,105,421
    (a)China Construction Bank, H ..................                 Commercial Banks                    2,700,000           940,202
(a),(b)China Construction Bank, H, 144A ............                 Commercial Banks                   82,545,000        28,744,075
       China International Marine
         Containers (Group), Co. Ltd., B ...........                    Machinery                        5,286,522         4,261,317
       China Mobile (Hong Kong) Ltd. ...............       Wireless Telecommunication Services          23,314,000       110,351,099
       China Resources Enterprise Ltd. .............                   Distributors                     17,914,000        31,998,981
       China Travel International Investment
         Hong Kong Ltd. ............................          Hotels, Restaurants & Leisure             31,342,000         7,518,539
       Chongqing Changan
         Automobile Co. Ltd., B ....................                   Automobiles                       7,544,109         2,130,816
       CITIC Pacific Ltd. ..........................             Industrial Conglomerates                4,883,764        13,510,636
       Denway Motors Ltd. ..........................                   Automobiles                      71,630,386        23,788,570
       GOME Electrical Appliances Holdings Ltd. ....                 Specialty Retail                    7,788,000         5,273,259
       Huadian Power International
         Corp. Ltd., H .............................   Independent Power Producers & Energy Traders     36,596,000         9,345,286
       Huaneng Power International, Inc., H ........   Independent Power Producers & Energy Traders     12,006,000         7,897,003
       PetroChina Co. Ltd., H ......................           Oil, Gas & Consumable Fuels              94,327,000        77,250,901
    (b)PetroChina Co. Ltd., H, 144A ................           Oil, Gas & Consumable Fuels              26,450,000        21,661,734
       Shanghai Industrial Holdings Ltd. ...........             Industrial Conglomerates               11,552,000        24,061,545
       TCL Multimedia Technology
         Holdings Ltd. .............................                Household Durables                  15,801,386         2,282,480
       Travelsky Technology Ltd., H ................                   IT Services                      10,016,000         9,236,218
                                                                                                                       -------------
                                                                                                                         434,916,026
                                                                                                                       -------------
       CROATIA 0.6%
       Pliva d.d., GDR, Reg S ......................                 Pharmaceuticals                     1,983,950        25,850,868
                                                                                                                       -------------
       CZECH REPUBLIC 0.1%
       Philip Morris CR AS .........................                     Tobacco                             3,201         2,377,528
                                                                                                                       -------------
       FINLAND 0.4%
       Nokian Renkaat OYJ ..........................                 Auto Components                     1,456,070        18,358,134
                                                                                                                       -------------


20 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                       SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       HONG KONG 2.0%
       Cheung Kong (Holdings) Ltd. .................                  Real Estate                         4,054,000     $ 41,592,760
       Cheung Kong Infrastructure
         Holdings Ltd. .............................               Electric Utilities                     2,658,000        8,364,474
       Dairy Farm International Holdings Ltd. ......            Food & Staples Retailing                  4,643,154       16,808,217
       MTR Corp. Ltd. ..............................                  Road & Rail                         7,510,585       14,771,936
                                                                                                                        ------------
                                                                                                                          81,537,387
                                                                                                                        ------------
       HUNGARY 2.4%
       BorsodChem Rt ...............................                   Chemicals                            755,166        8,140,234
       Gedeon Richter Ltd. .........................                Pharmaceuticals                         137,088       24,616,988
       Magyar Telekom Ltd. .........................     Diversified Telecommunication Services           6,785,079       30,368,611
       MOL Magyar Olaj-Es Gazipari Rt. .............          Oil, Gas & Consumable Fuels                   191,175       17,874,777
       OTP Bank ....................................                Commercial Banks                        600,033       19,592,398
                                                                                                                        ------------
                                                                                                                         100,593,008
                                                                                                                        ------------
       INDIA 3.3%
       Bharat Petroleum Corp. Ltd. .................          Oil, Gas & Consumable Fuels                   303,048        2,924,401
       Gail India Ltd. .............................                 Gas Utilities                        2,742,540       16,201,070
(a),(b)Himatsingka Seide Ltd., GDR, 144A ...........        Textiles Apparel & Luxury Goods               2,403,000        6,877,386
       Hindalco Industries Inc. ....................                Metals & Mining                       2,968,000        9,459,078
       Hindustan Lever Ltd. ........................               Household Products                     7,153,000       31,357,467
       Hindustan Petroleum Corp. Ltd. ..............          Oil, Gas & Consumable Fuels                 4,540,646       33,175,628
       Indian Oil Corp. Ltd. .......................          Oil, Gas & Consumable Fuels                   492,200        6,091,378
       National Aluminum Co. Ltd. ..................                Metals & Mining                         284,173        1,388,182
       Oil & Natural Gas Corp. Ltd. ................          Oil, Gas & Consumable Fuels                   434,000       11,332,999
       Ranbaxy Laboratories Ltd. ...................                Pharmaceuticals                         486,000        3,913,815
       Tata Tea Ltd. ...............................                 Food Products                          775,631       16,347,809
                                                                                                                        ------------
                                                                                                                         139,069,213
                                                                                                                        ------------
       INDONESIA 0.6%
       PT Astra International Tbk ..................                  Automobiles                        17,464,000       18,121,343
       PT Bank Danamon Indonesia Tbk ...............                Commercial Banks                     16,986,500        8,208,126
                                                                                                                        ------------
                                                                                                                          26,329,469
                                                                                                                        ------------
       MALAYSIA 2.0%
       Kuala Lumpur Kepong Bhd. ....................                 Food Products                        2,256,972        5,016,157
       Maxis Communications Bhd. ...................      Wireless Telecommunication Services            11,442,000       25,430,031
       Resorts World Bhd. ..........................         Hotels, Restaurants & Leisure                7,606,700       22,541,352
       Sime Darby Bhd. .............................            Industrial Conglomerates                 10,888,900       17,718,411
       Tanjong PLC .................................         Hotels, Restaurants & Leisure                1,718,300        6,592,234
       YTL Corp. Bhd. ..............................                Multi-Utilities                         312,533          442,400
       YTL Power International Bhd. ................                Water Utilities                      11,114,688        6,587,353
                                                                                                                        ------------
                                                                                                                          84,327,938
                                                                                                                        ------------
       MEXICO 3.7%
       Fomento Economico Mexicano
         SA de CV (Femsa), ADR .....................                   Beverages                            463,310       33,594,608
       Grupo Bimbo SA de CV, A .....................                 Food Products                        2,166,438        7,542,527
    (a)Grupo Televisa SA ...........................                     Media                            2,316,947        9,265,608
       Kimberly Clark de Mexico SA de CV, A ........               Household Products                    18,507,712       66,176,717


                                                              Annual Report | 21

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                       SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       MEXICO (CONTINUED)
       Telefonos de Mexico SA de CV
         (Telmex), L, ADR ..........................     Diversified Telecommunication Services           1,534,240     $ 37,865,043
                                                                                                                        ------------
                                                                                                                         154,444,503
                                                                                                                        ------------
       PANAMA 0.3%
       Banco Latinoamericano de
         Exportaciones SA, E .......................                Commercial Banks                        699,100       12,793,530
                                                                                                                        ------------
       PHILIPPINES 0.9%
       San Miguel Corp., B .........................                   Beverages                         22,847,236       38,128,991
                                                                                                                        ------------
       POLAND 1.6%
       Polski Koncern Naftowy Orlen SA .............          Oil, Gas & Consumable Fuels                 1,540,257       29,728,833
       Telekomunikacja Polska SA ...................     Diversified Telecommunication Services           5,218,100       37,587,668
                                                                                                                        ------------
                                                                                                                          67,316,501
                                                                                                                        ------------
       PORTUGAL 0.2%
    (a)Jeronimo Martins SGPS SA ....................            Food & Staples Retailing                    521,950        7,847,464
                                                                                                                        ------------
       RUSSIA 4.0%
       Lukoil Holdings, ADR ........................          Oil, Gas & Consumable Fuels                   967,632       57,477,341
       Mining and Metallurgical Co.
         Norilsk Nickel ............................                Metals & Mining                         514,300       45,566,980
       Mobile Telesystems, ADR .....................      Wireless Telecommunication Services               843,000       29,505,000
    (b)Novolipetsk Steel, 144A .....................                Metals & Mining                       7,437,500       10,635,625
       Unified Energy Systems ......................               Electric Utilities                    52,254,600       22,155,950
                                                                                                                        ------------
                                                                                                                         165,340,896
                                                                                                                        ------------
       SINGAPORE 3.6%
       ComfortDelGro Corp. Ltd. ....................                  Road & Rail                        21,755,000       20,931,477
       DBS Group Holdings Ltd. .....................                Commercial Banks                      1,474,000       14,625,214
       Fraser and Neave Ltd. .......................            Industrial Conglomerates                  4,516,148       50,241,281
       Keppel Corp. Ltd. ...........................            Industrial Conglomerates                  2,352,600       15,561,863
       Singapore Press Holdings Ltd. ...............                     Media                            2,862,000        7,400,463
       Singapore Technologies Engineering Ltd. .....              Aerospace & Defense                     5,465,000        9,398,900
       Singapore Telecommunications Ltd. ...........     Diversified Telecommunication Services          20,649,214       32,408,941
                                                                                                                        ------------
                                                                                                                         150,568,139
                                                                                                                        ------------
       SOUTH AFRICA 9.4%
       Anglo American PLC ..........................                Metals & Mining                       2,396,893       80,950,776
       Edgars Consolidated Stores Ltd. .............                Specialty Retail                      2,498,150       13,881,463
    (a)Imperial Holdings Ltd. ......................            Air Freight & Logistics                   1,048,728       23,303,225
       JD Group Ltd. ...............................                Specialty Retail                        174,611        2,115,201
       Nampak Ltd. .................................             Containers & Packaging                   2,432,295        6,473,307
       Nedbank Group Ltd. ..........................                Commercial Banks                      3,251,216       51,382,315
    (b)Nedbank Group Ltd., 144A ....................                Commercial Banks                        277,129        4,379,755
       Old Mutual PLC ..............................                   Insurance                         22,599,844       64,057,931
       Remgro Ltd. .................................         Diversified Financial Services               4,683,130       90,295,039
       SABMiller PLC ...............................                   Beverages                            735,279       13,682,987
       Sappi Ltd. ..................................            Paper & Forest Products                   3,299,095       37,805,986
    (a)Steinhoff International Holdings Ltd. .......               Household Durables                       867,500        2,570,624
                                                                                                                        ------------
                                                                                                                         390,898,609
                                                                                                                        ------------


22 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                      SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       SOUTH KOREA 19.7%
       CJ Corp. ....................................                  Food Products                        430,960     $  44,700,069
    (a)Daewoo Shipbuilding & Marine
         Engineering Co. Ltd. ......................                    Machinery                        2,268,350        62,027,834
       Hana Financial Group Inc. ...................                 Commercial Banks                    1,276,569        58,538,463
    (a)Hite Brewery Co. Ltd. .......................                    Beverages                          142,030        20,300,069
    (a)Hyundai Development Co. .....................            Construction & Engineering               1,175,730        53,447,577
    (a)Kangwon Land Inc. ...........................          Hotels, Restaurants & Leisure              2,378,766        48,519,743
       Korea Gas Corp. .............................                  Gas Utilities                        387,860        12,761,845
    (a)LG Card Co. Ltd. ............................                 Consumer Finance                      792,010        39,698,764
       LG Chem Ltd. ................................                    Chemicals                          607,140        34,349,360
    (a)LG Corp. ....................................             Industrial Conglomerates                1,316,000        41,276,030
       LG Electronics Inc. .........................                Household Durables                     411,430        36,467,195
       LG Household & Health Care Ltd. .............                Household Products                      87,360         4,769,032
    (a)LG Petrochemical Co. Ltd. ...................                    Chemicals                          406,400        10,165,042
    (a)LG Philips LCD Co. Ltd. .....................        Electronic Equipment & Instruments             289,320        12,333,791
       POSCO .......................................                 Metals & Mining                       129,500        25,964,268
       Samsung Electronics Co. Ltd. ................     Semiconductors & Semiconductor Equipment          266,590       174,374,998
       Samsung Fine Chemicals Co. Ltd. .............                    Chemicals                          870,070        28,714,469
       Samsung Heavy Industries Co. Ltd. ...........                    Machinery                        1,037,100        18,271,489
       Shinhan Financial Group Co. Ltd. ............                 Commercial Banks                      553,000        22,531,663
       SK Corp. ....................................           Oil, Gas & Consumable Fuels                 699,360        36,165,415
       SK Telecom Co. Ltd. .........................       Wireless Telecommunication Services             186,043        33,423,110
                                                                                                                       -------------
                                                                                                                         818,800,226
                                                                                                                       -------------
       SWEDEN 0.8%
       Oriflame Cosmetics SA, SDR ..................                Personal Products                    1,104,600        31,836,058
                                                                                                                       -------------
       TAIWAN 13.0%
       Acer Inc. ...................................             Computers & Peripherals                 5,821,523        14,630,730
    (a)AU Optronics Corp. ..........................        Electronic Equipment & Instruments           3,568,000         5,325,941
       BenQ Corp. ..................................             Computers & Peripherals                10,800,000        10,445,829
       Chinatrust Financial Holding Co. Ltd. .......                 Commercial Banks                   24,440,809        19,358,172
       Chunghwa Telecom Co. Ltd. ...................      Diversified Telecommunication Services        17,166,000        29,702,490
       D-Link Corp. ................................             Communications Equipment               22,846,893        26,169,198
       Delta Electronics Inc. ......................        Electronic Equipment & Instruments           6,268,421        12,851,347
       Lite-On Technology Corp. ....................             Computers & Peripherals                26,303,658        35,857,880
       MediaTek Inc. ...............................     Semiconductors & Semiconductor Equipment        4,411,000        52,002,407
       Mega Financial Holding Co. Ltd. .............                 Commercial Banks                   76,166,308        49,537,742
       Premier Image Technology Corp. ..............           Leisure Equipment & Products             16,605,660        22,283,196
       President Chain Store Corp. .................             Food & Staples Retailing               10,528,164        22,065,638
       Realtek Semiconductor Corp. .................     Semiconductors & Semiconductor Equipment       23,487,450        27,475,304
       Siliconware Precision Industries Co. Ltd. ...     Semiconductors & Semiconductor Equipment       11,130,258        15,613,860
       Sunplus Technology Co. Ltd. .................     Semiconductors & Semiconductor Equipment       19,916,866        25,240,023
       Synnex Technology International Corp. .......        Electronic Equipment & Instruments          12,939,240        15,944,199
       Taiwan Mobile Co. Ltd. ......................       Wireless Telecommunication Services          52,816,106        46,176,785
       Taiwan Semiconductor Manufacturing
         Co. Ltd. ..................................     Semiconductors & Semiconductor Equipment       29,509,843        56,185,252
       Uni-President Enterprises Corp. .............                  Food Products                     76,924,790        36,556,646
       Yang Ming Marine Transport Corp. ............                      Marine                         1,382,000           898,838
       Yuanta Core Pacific Securities Co. ..........                 Capital Markets                    24,440,232        17,012,453
                                                                                                                       -------------
                                                                                                                         541,333,930
                                                                                                                       -------------


                                                              Annual Report | 23

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INDUSTRY                 SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THAILAND 3.6%
               Aromatics (Thailand) Public Co. Ltd., fgn ...                 Chemicals                    1,032,400   $      759,987
               Bangkok Bank Public Co. Ltd., fgn ...........              Commercial Banks                5,919,500       16,593,358
               BEC World Public Co. Ltd., fgn ..............                   Media                     14,133,500        4,719,780
               Kasikornbank Public Co. Ltd., fgn ...........              Commercial Banks               18,745,700       34,270,018
               Land and House Public Co. Ltd., fgn .........             Household Durables              31,917,838        6,924,284
               Shin Corp. Public Co. Ltd., fgn .............    Wireless Telecommunication Services      16,264,700       16,750,362
               Siam Cement Public Co. Ltd., fgn ............           Construction Materials             4,392,213       28,264,332
               Siam Commercial Bank
                 Public Co. Ltd., fgn ......................              Commercial Banks               11,391,000       14,438,318
               Siam Makro Public Co. Ltd., fgn .............          Food & Staples Retailing            1,304,700        2,350,209
            (a)Thai Airways International
                 Public Co. Ltd., fgn ......................                  Airlines                    4,733,100        5,076,329
            (a)TMB Bank Public Co. Ltd., fgn ...............              Commercial Banks              206,445,800       21,638,439
            (a)True Corp. Public Co. Ltd., rts., 3/28/08 ...   Diversified Telecommunication Services     2,258,595               --
                                                                                                                      --------------
                                                                                                                         151,785,416
                                                                                                                      --------------
               TURKEY 3.2%
            (a)Arcelik AS, Br ..............................             Household Durables               4,722,447       32,870,049
               KOC Holding AS ..............................          Industrial Conglomerates            4,550,250       21,395,104
               Migros Turk TAS .............................          Food & Staples Retailing            2,199,904       21,339,313
            (a)Petkim Petrokimya Holding AS ................                 Chemicals                      401,854        2,335,842
               Tupras-Turkiye Petrol Rafineleri AS .........        Oil, Gas & Consumable Fuels           1,973,540       36,241,238
               Turkiye Is Bankasi, C .......................              Commercial Banks                2,308,466       19,999,298
                                                                                                                      --------------
                                                                                                                         134,180,844
                                                                                                                      --------------
               UNITED KINGDOM 2.2%
               HSBC Holdings PLC ...........................              Commercial Banks                3,936,824       63,213,401
               Provident Financial PLC .....................              Consumer Finance                3,072,420       28,940,548
                                                                                                                      --------------
                                                                                                                          92,153,949
                                                                                                                      --------------
               UNITED STATES 0.4%
               Avon Products Inc. ..........................             Personal Products                  613,000       17,501,150
                                                                                                                      --------------
               TOTAL COMMON STOCKS
                 (COST $2,689,807,119) .....................                                                           3,817,318,817
                                                                                                                      --------------
               DIRECT EQUITY INVESTMENTS
                 (COST $4,447,586) 0.1%
               HONG KONG 0.1%
(a),(c),(d),(e)Mayfair Hanoi, Ltd., 30% equity owned through
                 HEA Holdings Ltd., a wholly owned
                 investment ................................                Real Estate                                    4,379,795
                                                                                                                      --------------
               PREFERRED STOCKS 6.7%
               BRAZIL 6.7%
               Banco Bradesco SA, ADR, pfd .................              Commercial Banks                2,685,598       78,285,182
               Companhia Vale do Rio Doce,
                 ADR, pfd., A ..............................              Metals & Mining                 1,505,450       54,572,563
               Klabin SA, pfd ..............................           Containers & Packaging                65,337          115,960
               Petroleo Brasileiro SA, ADR, pfd ............        Oil, Gas & Consumable Fuels           1,442,641       92,862,801


24 | Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY              SHARES/RIGHTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS (CONTINUED)
   BRAZIL (CONTINUED)
   Suzano Bahia Sul Papel e Celulose SA,
     pfd., A ...............................................     Paper & Forest Products          1,845,868        $    9,291,308
   Unibanco Uniao de Bancos
     Brasileiros SA, GDR, pfd ..............................        Commercial Banks                321,900            20,463,183
   Usinas Siderurgicas de Minas Gerais SA,
     pfd., A ...............................................         Metals & Mining                742,138            17,646,526
   Votorantim Celulose e Papel SA,
     ADR, pfd ..............................................     Paper & Forest Products            144,500             1,775,905
                                                                                                                   --------------
   TOTAL PREFERRED STOCKS
     (COST $156,490,203) ...................................                                                          275,013,428
                                                                                                                   --------------
                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------
   SHORT TERM INVESTMENTS (COST $95,449,284) 2.3%
   UNITED STATES 2.3%
(f)U.S. Treasury Bills, 1/05/06 - 3/30/06 ..................                                 $   96,013,000            95,474,750
                                                                                                                   --------------
   TOTAL INVESTMENTS
     (COST $2,946,194,192)
     100.6% ................................................                                                        4,192,186,790
   OTHER ASSETS, LESS LIABILITIES
     (0.6)% ................................................                                                          (25,710,833)
                                                                                                                   --------------
   NET ASSETS 100.0% .......................................                                                       $4,166,475,957
                                                                                                                   ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2005, the aggregate value of these securities was $72,298,575, representing 1.74% of net assets.

(c)   See Note 10 regarding other considerations.

(d)   See Note 8 regarding restricted and illiquid securities.

(e)   See Note 9 regarding holdings of 5% voting securities.

(f)   The security is traded on a discount basis with no stated coupon rate.


                         Annual Report | See notes to financial statements. | 25

TEMPLETON DEVELOPING MARKETS TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............................     $ 2,941,746,606
  Cost - Non-controlled affiliated issuers (Note 9) .......           4,447,586
                                                                ---------------
  Total cost of Investments ...............................       2,946,194,192
                                                                ===============
  Value - Unaffiliated issuers ............................       4,187,806,995
  Value - Non-controlled affiliated issuers (Note 9) ......           4,379,795
                                                                ---------------
  Total value of Investments ..............................       4,192,186,790
 Cash .....................................................               2,442
 Foreign currency, at value (cost $3,697,521) .............           3,491,053
 Receivables:
  Investment securities sold ..............................           6,281,582
  Capital shares sold .....................................          15,452,984
  Dividends ...............................................           5,683,726
  Foreign income tax receivable ...........................           1,207,703
                                                                ---------------
      Total assets ........................................       4,224,306,280
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased .........................           5,073,462
  Capital shares redeemed .................................          43,581,536
  Affiliates ..............................................           7,440,767
 Deferred tax .............................................             427,667
 Accrued expenses and other liabilities ...................           1,306,891
                                                                ---------------
      Total liabilities ...................................          57,830,323
                                                                ---------------
        Net assets, at value ..............................     $ 4,166,475,957
                                                                ===============
Net assets consist of:
 Paid-in capital ..........................................     $ 3,260,041,461
 Distributions in excess of net investment income .........         (27,554,092)
 Net unrealized appreciation (depreciation) ...............       1,245,480,404
 Accumulated net realized gain (loss) .....................        (311,491,816)
                                                                ---------------
        Net assets, at value ..............................     $ 4,166,475,957
                                                                ===============


26 | See notes to financial statements. | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005

CLASS A:
 Net assets, at value ........................................................       $3,395,150,586
                                                                                     ==============
 Shares outstanding ..........................................................          144,966,072
                                                                                     ==============
 Net asset value per share(a) ................................................       $        23.42
                                                                                     ==============
 Maximum offering price per share (net asset value per share / 94.25%) .......       $        24.85
                                                                                     ==============
CLASS B:
 Net assets, at value ........................................................       $   46,965,407
                                                                                     ==============
 Shares outstanding ..........................................................            2,039,217
                                                                                     ==============
 Net asset value and maximum offering price per share(a) .....................       $        23.03
                                                                                     ==============
CLASS C:
 Net assets, at value ........................................................       $  364,354,581
                                                                                     ==============
 Shares outstanding ..........................................................           15,841,224
                                                                                     ==============
 Net asset value and maximum offering price per share(a) .....................       $        23.00
                                                                                     ==============
CLASS R:
 Net assets, at value ........................................................       $   16,182,662
                                                                                     ==============
 Shares outstanding ..........................................................              697,645
                                                                                     ==============
 Net asset value and maximum offering price per share(a) .....................       $        23.20
                                                                                     ==============
ADVISOR CLASS:
 Net assets, at value ........................................................       $  343,822,721
                                                                                     ==============
 Shares outstanding ..........................................................           14,690,774
                                                                                     ==============
 Net asset value and maximum offering price per share(a) .....................       $        23.40
                                                                                     ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 27

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF OPERATIONS
for the year ended December 31, 2005

Investment income:
 Dividends (net of foreign taxes of $9,608,839) ...................................        $ 104,768,924
 Interest (net of foreign taxes of $220) ..........................................            4,133,938
 Other income (Note 11) ...........................................................              350,581
                                                                                           -------------
      Total investment income .....................................................          109,253,443
                                                                                           -------------
Expenses:
 Management fees (Note 3a) ........................................................           39,894,278
 Administrative fees (Note 3b) ....................................................            3,037,143
 Distribution fees (Note 3c)
  Class A .........................................................................            9,143,385
  Class B .........................................................................              397,349
  Class C .........................................................................            2,901,973
  Class R .........................................................................               45,105
 Transfer agent fees (Note 3e) ....................................................            6,116,150
 Custodian fees (Note 4) ..........................................................            3,324,461
 Reports to shareholders ..........................................................              555,200
 Registration and filing fees .....................................................              170,350
 Professional fees ................................................................              205,457
 Trustees' fees and expenses ......................................................              115,857
 Other ............................................................................               83,850
                                                                                           -------------
      Total expenses ..............................................................           65,990,558
      Expense reductions (Note 4) .................................................               (9,627)
                                                                                           -------------
        Net expenses ..............................................................           65,980,931
                                                                                           -------------
          Net investment income ...................................................           43,272,512
                                                                                           -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments
   Unaffiliated issuers (net of foreign taxes of $264,105) ........................          408,156,106
   Non-controlled affiliated issuers (Note 9) .....................................           (4,744,569)
  Foreign currency transactions ...................................................           (2,810,334)
                                                                                           -------------
      Net realized gain (loss) ....................................................          400,601,203
                                                                                           -------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .....................................................................          411,814,736
  Translation of assets and liabilities denominated in foreign currencies .........             (222,658)
  Change in deferred taxes on unrealized appreciation .............................              778,440
                                                                                           -------------
      Net change in unrealized appreciation (depreciation) ........................          412,370,518
                                                                                           -------------
Net realized and unrealized gain (loss) ...........................................          812,971,721
                                                                                           -------------
Net increase (decrease) in net assets resulting from operations ...................        $ 856,244,233
                                                                                           -------------


28 | See notes to financial statements. | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                -----------------------------------
                                                                                                       YEAR ENDED DECEMBER 31,
                                                                                                -----------------------------------
                                                                                                      2005                2004
                                                                                                -----------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ...................................................................    $    43,272,512     $    26,154,444
   Net realized gain (loss) from investments and foreign currency transactions .............        400,601,203         251,004,438
   Net change in unrealized appreciation (depreciation) on investments, translation of
     assets and liabilities denominated in foreign currencies, and deferred taxes ..........        412,370,518         275,881,239
                                                                                                -----------------------------------
       Net increase (decrease) in net assets resulting from operations .....................        856,244,233         553,040,121
 Distributions to shareholders from:
   Net investment income:
      Class A ..............................................................................        (39,094,297)        (33,108,845)
      Class B ..............................................................................           (328,927)           (315,700)
      Class C ..............................................................................         (2,418,452)         (2,240,910)
      Class R ..............................................................................           (140,866)            (52,130)
      Advisor Class ........................................................................         (4,529,261)         (3,739,371)
                                                                                                -----------------------------------
 Total distributions to shareholders .......................................................        (46,511,803)        (39,456,956)
                                                                                                -----------------------------------
 Capital share transactions: (Note 2)
      Class A ..............................................................................        422,960,064          15,356,458
      Class B ..............................................................................            357,601           4,313,113
      Class C ..............................................................................         34,935,377             994,363
      Class R ..............................................................................          8,554,551           2,717,669
      Advisor Class ........................................................................         84,841,579         (45,241,326)
                                                                                                -----------------------------------
 Total capital share transactions ..........................................................        551,649,172         (21,859,723)
                                                                                                -----------------------------------
 Redemption fees ...........................................................................             41,172              61,365
                                                                                                -----------------------------------
      Net increase (decrease) in net assets ................................................      1,361,422,774         491,784,807
Net assets:
 Beginning of year .........................................................................      2,805,053,183       2,313,268,376
                                                                                                -----------------------------------
 End of year ...............................................................................    $ 4,166,475,957     $ 2,805,053,183
                                                                                                ===================================
Distributions in excess of net investment income included in net assets:
 End of year ...............................................................................    $   (27,554,092)    $   (21,890,502)
                                                                                                ===================================


                         Annual Report | See notes to financial statements. | 29

TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


30 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.


                                                              Annual Report | 31

TEMPLETON DEVELOPING MARKETS TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


32 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                    ---------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                2005                                   2004
                                                    ---------------------------------------------------------------------
                                                       SHARES            AMOUNT              SHARES            AMOUNT
                                                    ---------------------------------------------------------------------
CLASS A SHARES:
  Shares sold ...............................        62,784,335      $1,280,942,613         54,386,792      $864,979,010
  Shares issued in reinvestment
    of distributions ........................         1,592,210          33,794,108          1,727,121        28,781,307
  Shares redeemed ...........................       (43,826,099)       (891,776,657)       (56,970,066)      878,403,859)
                                                    ---------------------------------------------------------------------
Net increase (decrease) .....................        20,550,446      $  422,960,064           (856,153)     $ 15,356,458
                                                    =====================================================================
CLASS B SHARES:
  Shares sold ...............................           346,641      $    6,913,076            618,760      $  9,770,977
  Shares issued in reinvestment
    of distributions ........................            15,252             297,644             18,114           291,562
  Shares redeemed ...........................          (350,954)         (6,853,119)          (376,813)       (5,749,426)
                                                    ---------------------------------------------------------------------
Net increase (decrease) .....................            10,939      $      357,601            260,061      $  4,313,113
                                                    =====================================================================
CLASS C SHARES:
  Shares sold ...............................         4,078,278      $   82,118,609          2,969,639      $ 46,493,499
  Shares issued in reinvestment
    of distributions ........................           100,801           1,982,771            118,864         1,900,231
  Shares redeemed ...........................        (2,515,326)        (49,166,003)        (3,081,786)      (47,399,367)
                                                    ---------------------------------------------------------------------
Net increase (decrease) .....................         1,663,753      $   34,935,377              6,717      $    994,363
                                                    =====================================================================
CLASS R SHARES:
  Shares sold ...............................           561,492      $   11,503,248            230,036      $  3,659,861
  Shares issued in reinvestment
    of distributions ........................             6,460             138,829              3,101            51,961
  Shares redeemed ...........................          (154,113)         (3,087,526)           (62,944)         (994,153)
                                                    ---------------------------------------------------------------------
Net increase (decrease) .....................           413,839      $    8,554,551            170,193      $  2,717,669
                                                    =====================================================================
ADVISOR CLASS SHARES:
  Shares sold ...............................         7,573,075      $  161,924,074          1,555,426      $ 24,799,500
  Shares issued in reinvestment
    of distributions ........................           131,387           2,828,459            140,492         2,357,106
  Shares redeemed ...........................        (3,772,674)        (79,910,954)        (4,577,426)      (72,397,932)
                                                    ---------------------------------------------------------------------
  Net increase (decrease) ...................         3,931,788      $   84,841,579         (2,881,508)     $(45,241,326)
                                                    =====================================================================


                                                              Annual Report | 33

TEMPLETON DEVELOPING MARKETS TRUST

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
--------------------------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)                           Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        1.250%            Up to and including $1 billion
        1.200%            Over $1 billion, up to and including $5 billion
        1.150%            Over $5 billion, up to and including $10 billion
        1.100%            Over $10 billion, up to and including $15 billion
        1.050%            Over $15 billion, up to and including $20 billion
        1.000%            In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.150%            Up to and including $200 million
        0.135%            Over $200 million, up to and including $700 million
        0.100%            Over $700 million, up to and including $1.2 billion
        0.075%            In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.35% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year could be reimbursed in subsequent periods. Effective November 1, 2005, the plan was amended to discontinue the reimbursement of excess plan year costs in subsequent periods.


34 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B...............................................              1.00%
Class C...............................................              1.00%
Class R...............................................              0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received(a).........................         $482,353
Contingent deferred sales charges retained............         $104,640

(a) Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $6,116,150, of which $3,495,421 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. At December 31, 2005, the Fund had remaining tax basis capital losses of $10,995,696 from the merged Templeton Vietnam and Southeast Asia Fund and Templeton Emerging Markets Appreciation Fund which may be carried over to offset future capital gains, subject to certain limitations under the Internal Revenue Code. During the year ended December 31, 2005, the Fund utilized $400,905,992 of capital loss carryforwards, which included $10,185,906 from the merged Funds. At December 31, 2005, capital loss carryforwards were as follows:

Capital loss carryovers expiring in:
 2008 .............................................       $ 7,422,048
 2009 .............................................       159,105,818
 2010 .............................................       141,181,639
                                                         ------------
                                                         $307,709,505
                                                         ============


                                                              Annual Report | 35

TEMPLETON DEVELOPING MARKETS TRUST

5. INCOME TAXES (CONTINUED)

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2005, the Fund deferred realized currency losses of $868,511.

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

                                                     --------------------------
                                                         2005           2004
                                                     --------------------------
Distributions paid from - ordinary income ........   $46,511,803    $39,456,956

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

At December 31, 2005, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ........................................    $ 3,005,840,522
                                                                ---------------

Unrealized appreciation ....................................    $ 1,218,365,446
Unrealized depreciation ....................................        (32,019,178)
                                                                ---------------
Net unrealized appreciation (depreciation) .................    $ 1,186,346,268
                                                                ===============

Distributable earnings - undistributed ordinary income .....    $    29,485,058
                                                                ===============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2005, aggregated $1,578,721,467 and $1,099,122,497, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuation currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


36 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

8. RESTRICTED AND ILLIQUID SECURITIES

At December 31, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At December 31, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                         ACQUISITION
  SHARES     ISSUER                                                          DATE              COST           VALUE
----------------------------------------------------------------------------------------------------------------------
             Mayfair Hanoi, Ltd., 30% equity owned through
               HEA Holdings Ltd. (0.12% of Net Assets)..............        10/31/96       $ 4,447,586      $4,379,795
                                                                                                            ----------

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at December 31, 2005 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                NUMBER OF SHARES                          NUMBER OF SHARES                               REALIZED
                                     HELD AT         GROSS      GROSS         HELD AT         VALUE AT     INVESTMENT     CAPITAL
NAME OF ISSUER                 BEGINNING OF YEAR   ADDITIONS  REDUCTIONS    END OF YEAR     END OF YEAR      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Indotel Ltd. ..................      900,000           --       900,000           --         $       --     $     --    $(4,744,569)
Mayfair Hanoi, Ltd., 30% equity
 owned through HEA
Holdings Ltd. .................           --           --            --           --          4,379,795           --             --
                                                                                             --------------------------------------
TOTAL AFFILIATED SECURITIES (0.12% of Net Assets) .....................                      $4,379,795     $     --    $(4,744,569)
                                                                                             ======================================

10. OTHER CONSIDERATIONS

Directors or employees of TAML, as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At December 31, 2005, such individuals serve in one or more of these capacities for HEA Holdings Ltd. and Mayfair Hanoi, Ltd. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                                                              Annual Report | 37

TEMPLETON DEVELOPING MARKETS TRUST

11. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


38 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON DEVELOPING MARKETS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Developing Markets Trust (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 10, 2006


                                                              Annual Report | 39

TEMPLETON DEVELOPING MARKETS TRUST

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $38,986,686 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $4,132,249 as interest-related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

At December 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the tables below, the Fund designates to shareholders the foreign source income and foreign taxes paid as allowed, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, and foreign source income, and foreign qualified dividends as designated by the Fund to Class A, Class B, Class C, Class R, and Advisor Class shareholders of record.


40 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

Record Date:12/15/2005

----------------------------------------------------------------------------------------------------------
                                                                         CLASS A

                                                        FOREIGN TAX       FOREIGN            FOREIGN
                                                           PAID       SOURCE INCOME    QUALIFIED DIVIDENDS
COUNTRY                                                  PER SHARE       PER SHARE          PER SHARE
----------------------------------------------------------------------------------------------------------
Austria.........................................           0.0009          0.0028             0.0028
Belgium.........................................           0.0003          0.0010             0.0010
Bermuda.........................................           0.0000          0.0001             0.0000
Brazil..........................................           0.0054          0.0373             0.0010
China...........................................           0.0000          0.0191             0.0075
Croatia.........................................           0.0000          0.0019             0.0000
Greece..........................................           0.0000          0.0007             0.0007
Hong Kong.......................................           0.0000          0.0188             0.0000
Hungary.........................................           0.0013          0.0052             0.0052
India...........................................           0.0015          0.0075             0.0075
Indonesia.......................................           0.0002          0.0005             0.0005
Malaysia........................................           0.0000          0.0048             0.0000
Mexico..........................................           0.0000          0.0125             0.0125
Panama..........................................           0.0000          0.0015             0.0015
Philippines.....................................           0.0008          0.0015             0.0015
Poland..........................................           0.0015          0.0045             0.0045
Russia..........................................           0.0019          0.0071             0.0071
Singapore.......................................           0.0000          0.0191             0.0000
South Africa....................................           0.0009          0.0316             0.0073
South Korea.....................................           0.0130          0.0358             0.0356
Sweden..........................................           0.0000          0.0023             0.0000
Taiwan..........................................           0.0265          0.0553             0.0000
Thailand........................................           0.0013          0.0058             0.0058
Turkey..........................................           0.0000          0.0145             0.0145
United Kingdom..................................           0.0000          0.0030             0.0000
                                                          ================================================
TOTAL...........................................          $0.0555         $0.2942            $0.1165
                                                          ================================================


                                                              Annual Report | 41

TEMPLETON DEVELOPING MARKETS TRUST

-------------------------------------------------------------------------------------------------------
                                                                     CLASS B

                                                     FOREIGN TAX      FOREIGN             FOREIGN
                                                         PAID      SOURCE INCOME    QUALIFIED DIVIDENDS
COUNTRY                                               PER SHARE      PER SHARE           PER SHARE
-------------------------------------------------------------------------------------------------------
Austria .........................................       0.0009         0.0016              0.0016
Belgium .........................................       0.0003         0.0006              0.0006
Bermuda .........................................       0.0000         0.0001              0.0000
Brazil ..........................................       0.0054         0.0213              0.0006
China ...........................................       0.0000         0.0109              0.0043
Croatia .........................................       0.0000         0.0011              0.0000
Greece ..........................................       0.0000         0.0004              0.0004
Hong Kong .......................................       0.0000         0.0108              0.0000
Hungary .........................................       0.0013         0.0030              0.0030
India ...........................................       0.0015         0.0043              0.0043
Indonesia .......................................       0.0002         0.0003              0.0003
Malaysia ........................................       0.0000         0.0028              0.0000
Mexico ..........................................       0.0000         0.0071              0.0071
Panama ..........................................       0.0000         0.0008              0.0008
Philippines .....................................       0.0008         0.0009              0.0009
Poland ..........................................       0.0015         0.0026              0.0026
Russia ..........................................       0.0019         0.0041              0.0041
Singapore .......................................       0.0000         0.0109              0.0000
South Africa ....................................       0.0009         0.0181              0.0042
South Korea .....................................       0.0130         0.0204              0.0203
Sweden ..........................................       0.0000         0.0013              0.0000
Taiwan ..........................................       0.0265         0.0313              0.0000
Thailand ........................................       0.0013         0.0033              0.0033
Turkey ..........................................       0.0000         0.0083              0.0083
United Kingdom ..................................       0.0000         0.0017              0.0000
                                                       ------------------------------------------------
TOTAL ...........................................      $0.0555        $0.1680             $0.0667
                                                       ================================================


42 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS C

                                                            FOREIGN TAX          FOREIGN             FOREIGN
                                                                PAID          SOURCE INCOME    QUALIFIED DIVIDENDS
COUNTRY                                                      PER SHARE          PER SHARE           PER SHARE
------------------------------------------------------------------------------------------------------------------
Austria ..........................................             0.0009             0.0017             0.0017
Belgium ..........................................             0.0003             0.0006             0.0006
Bermuda ..........................................             0.0000             0.0001             0.0000
Brazil ...........................................             0.0054             0.0225             0.0006
China ............................................             0.0000             0.0115             0.0045
Croatia ..........................................             0.0000             0.0011             0.0000
Greece ...........................................             0.0000             0.0004             0.0004
Hong Kong ........................................             0.0000             0.0113             0.0000
Hungary ..........................................             0.0013             0.0032             0.0032
India ............................................             0.0015             0.0045             0.0045
Indonesia ........................................             0.0002             0.0003             0.0003
Malaysia .........................................             0.0000             0.0029             0.0000
Mexico ...........................................             0.0000             0.0075             0.0075
Panama ...........................................             0.0000             0.0009             0.0009
Philippines ......................................             0.0008             0.0009             0.0009
Poland ...........................................             0.0015             0.0027             0.0027
Russia ...........................................             0.0019             0.0043             0.0043
Singapore ........................................             0.0000             0.0115             0.0000
South Africa .....................................             0.0009             0.0191             0.0044
South Korea ......................................             0.0130             0.0215             0.0214
Sweden ...........................................             0.0000             0.0014             0.0000
Taiwan ...........................................             0.0265             0.0334             0.0000
Thailand .........................................             0.0013             0.0035             0.0035
Turkey ...........................................             0.0000             0.0088             0.0088
United Kingdom ...................................             0.0000             0.0018             0.0000
                                                              ----------------------------------------------------
TOTAL ............................................            $0.0555            $0.1774            $0.0702
                                                              ====================================================


                                                              Annual Report | 43

TEMPLETON DEVELOPING MARKETS TRUST

-----------------------------------------------------------------------------------------------------------------
                                                                                CLASS R

                                                             FOREIGN TAX        FOREIGN             FOREIGN
                                                                 PAID        SOURCE INCOME    QUALIFIED DIVIDENDS
COUNTRY                                                       PER SHARE        PER SHARE           PER SHARE
-----------------------------------------------------------------------------------------------------------------
Austria .............................................           0.0009           0.0028              0.0028
Belgium .............................................           0.0003           0.0010              0.0010
Bermuda .............................................           0.0000           0.0001              0.0000
Brazil ..............................................           0.0054           0.0370              0.0010
China ...............................................           0.0000           0.0190              0.0074
Croatia .............................................           0.0000           0.0019              0.0000
Greece ..............................................           0.0000           0.0007              0.0007
Hong Kong ...........................................           0.0000           0.0186              0.0000
Hungary .............................................           0.0013           0.0052              0.0052
India ...............................................           0.0015           0.0075              0.0075
Indonesia ...........................................           0.0002           0.0005              0.0005
Malaysia ............................................           0.0000           0.0048              0.0000
Mexico ..............................................           0.0000           0.0123              0.0123
Panama ..............................................           0.0000           0.0015              0.0015
Philippines .........................................           0.0008           0.0015              0.0015
Poland ..............................................           0.0015           0.0045              0.0045
Russia ..............................................           0.0019           0.0070              0.0070
Singapore ...........................................           0.0000           0.0189              0.0000
South Africa ........................................           0.0009           0.0313              0.0072
South Korea .........................................           0.0130           0.0354              0.0352
Sweden ..............................................           0.0000           0.0023              0.0000
Taiwan ..............................................           0.0265           0.0545              0.0000
Thailand ............................................           0.0013           0.0057              0.0057
Turkey ..............................................           0.0000           0.0144              0.0144
United Kingdom ......................................           0.0000           0.0030              0.0000
                                                               --------------------------------------------------
TOTAL ...............................................          $0.0555          $0.2914             $0.1154
                                                               ==================================================


44 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

--------------------------------------------------------------------------------------------------------------
                                                                          ADVISOR CLASS

                                                          FOREIGN TAX         FOREIGN           FOREIGN
                                                              PAID         SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                                                    PER SHARE         PER SHARE         PER SHARE
--------------------------------------------------------------------------------------------------------------
Austria ..............................................       0.0009            0.0034            0.0034
Belgium ..............................................       0.0003            0.0012            0.0012
Bermuda ..............................................       0.0000            0.0001            0.0000
Brazil ...............................................       0.0054            0.0451            0.0012
China ................................................       0.0000            0.0231            0.0090
Croatia ..............................................       0.0000            0.0023            0.0000
Greece ...............................................       0.0000            0.0008            0.0008
Hong Kong ............................................       0.0000            0.0227            0.0000
Hungary ..............................................       0.0013            0.0063            0.0063
India ................................................       0.0015            0.0091            0.0091
Indonesia ............................................       0.0002            0.0006            0.0006
Malaysia .............................................       0.0000            0.0058            0.0000
Mexico ...............................................       0.0000            0.0150            0.0150
Panama ...............................................       0.0000            0.0018            0.0018
Philippines ..........................................       0.0008            0.0018            0.0018
Poland ...............................................       0.0015            0.0055            0.0055
Russia ...............................................       0.0019            0.0086            0.0086
Singapore ............................................       0.0000            0.0230            0.0000
South Africa .........................................       0.0009            0.0382            0.0088
South Korea ..........................................       0.0130            0.0432            0.0430
Sweden ...............................................       0.0000            0.0028            0.0000
Taiwan ...............................................       0.0265            0.0667            0.0000
Thailand .............................................       0.0013            0.0070            0.0070
Turkey ...............................................       0.0000            0.0175            0.0175
United Kingdom .......................................       0.0000            0.0037            0.0000
                                                            --------------------------------------------------
TOTAL ................................................      $0.0555           $0.3553           $0.1406
                                                            ==================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)


                                                              Annual Report | 45

TEMPLETON DEVELOPING MARKETS TRUST

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


46 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION      TIME SERVED      BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)             Trustee       Since 1992       140                         Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                         company).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)            Trustee       Since 1991       20                          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power Company
Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)          Trustee       Since 1992       141                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)             Trustee       Since 1996       136                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), H.J. Heinz Company (processed
Fort Lauderdale, FL 33394-3091                                                                 foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad), and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 47

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION      TIME SERVED      BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)            Trustee       Since 1993       140                         Director, Martek Biosciences
500 East Broward Blvd.                                                                         Corporation, MedImmune, Inc.
Suite 2100                                                                                     (biotechnology), and Overstock.com
Fort Lauderdale, FL 33394-3091                                                                 (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)             Trustee       Since October    17                          Director, Emeritus Corporation
500 East Broward Blvd.                            2005                                         (assisted living).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001); Managing Director, SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co.
Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)               Trustee       Since 2003       101                         Director, White Mountains Insurance
500 East Broward Blvd.                                                                         Group, Ltd. (holding company),
Suite 2100                                                                                     Amerada Hess Corporation (exploration
Fort Lauderdale, FL 33394-3091                                                                 and refining of oil and gas) and
                                                                                               Sentient Jet (private jet service);
                                                                                               and FORMERLY, Director, Becton
                                                                                               Dickinson and Company (medical
                                                                                               technology), Cooper Industries, Inc.
                                                                                               (electrical products and tools and
                                                                                               hardware), Health Net, Inc.
                                                                                               (formerly, Foundation Health)
                                                                                               (integrated managed care), The Hertz
                                                                                               Corporation, Pacific Southwest
                                                                                               Airlines, The RCA Corporation, Unicom
                                                                                               (formerly, Commonwealth Edison) and
                                                                                               UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)            Trustee       Since October    16                          None
500 East Broward Blvd.                            2005
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp (1997-2001); Senior Fellow of the Brookings Institute
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).
------------------------------------------------------------------------------------------------------------------------------------


48 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS        Trustee          Since 1991          20                         None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (1930)          Trustee          Since 1993          15                         Director, Amerada Hess
500 East Broward Blvd.                                                                              Corporation (exploration and
Suite 2100                                                                                          refining of oil and gas), and
Fort Lauderdale, FL 33394-3091                                                                      Weatherford International, Ltd
                                                                                                    (oilfield products and
                                                                                                    servicing) (2004- present); and
                                                                                                    FORMERLY, Director, H.J. Heinz
                                                                                                    Company (processed foods and
                                                                                                    allied products) (1987-1988;
                                                                                                    1993-2003) and Total Logistics,
                                                                                                    Inc. (operating and investment
                                                                                                    business) (until 2005).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co. Inc. (investment banking) (until 1988); and U.S.
Senator, New Jersey (April 1982- December 1982).
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)         Trustee,         Trustee and         140                        None
One Franklin Parkway                Chairman of      Chairman of the
San Mateo, CA 94403-1906            the Board and    Board since 1995
                                    Vice President   and Vice
                                                     President since
                                                     1992
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 49

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)              Vice President   Since 1996        Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)               Chief            Since 2004        Not Applicable                  Not Applicable
One Franklin Parkway                Compliance
San Mateo, CA 94403-1906            Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)           Vice President   Since 2001        Not Applicable                  Not Applicable
P.O. Box N-7759
Lyford Cay, Nassau, Bahamas
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)             Senior Vice      Since 2002        Not Applicable                  Not Applicable
500 East Broward Blvd.              President and
Suite 2100                          Chief Executive
Fort Lauderdale, FL 33394-3091      Officer -
                                    Finance and
                                    Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                Vice President   Since 2000        Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)             Vice President   Since 2000        Not Applicable                  Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------


50 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)         Vice President   Since 1996           Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)                    Vice President   Since 1994           Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)              Vice President   Since 2002           Not Applicable             Not Applicable
600 Fifth Avenue                      - AML
Rockefeller Center                    Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton Institutional
Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (1936)                    President and    President since      Not Applicable             Not Applicable
17th Floor, The Chater House          Chief Executive  1991 and Chief
8 Connaught Road                      Officer -        Executive Officer -
Central Hong Kong                     Investment       Investment
                                      Management       Management
                                                       since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY,
President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)             Secretary        Since 2004           Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton
Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 14 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 51

------------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)              Treasurer        Since 2004           Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                  Vice President   Since October        Not Applicable             Not Applicable
One Franklin Parkway                                   2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)                Chief Financial  Since 2004           Not Applicable             Not Applicable
500 East Broward Blvd.                Officer and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Accounting
                                      Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


52 | Annual Report

TEMPLETON DEVELOPING MARKETS TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 53

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

                      This page intentionally left blank.

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                              Not part of the annual report

       [LOGO](R)
  FRANKLIN TEMPLETON              One Franklin Parkway
      INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
DEVELOPING MARKETS TRUST

INVESTMENT MANAGER

Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

711 A2005 02/06




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemeic and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $71,099 for the fiscal year ended December 31, 2005 and $70,000 for the fiscal year ended December 31, 2004.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended December 31, 2005 and $48,579 for the fiscal year ended December 31, 2004. The services for which these fees were paid included attestation services.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $22,571 for the fiscal year ended December 31, 2005 and $0 for the fiscal year ended December 31, 2004. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2005 and $1,622 for the fiscal year ended December 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,789 for the fiscal year ended December 31, 2005 and $158,378 for the fiscal year ended December 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i)  pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $27,360 for the fiscal year ended December 31, 2005 and $208,579 for the fiscal year ended December 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS           N/A


ITEM 6. SCHEDULE OF INVESTMENTS.                        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT.       N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND  AFFILIATED PURCHASERS.             N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON DEVELOPING MARKETS TRUST


By /s/JIMMY D. GAMBILL
  -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: February 21, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -----------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: February 21, 2006



By /s/GALEN G. VETTER
  -----------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: February 21, 2006